Earnings (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods presented (in thousands, except per share amounts):

For the Three Months Ended March 31, 2020

Numerator for loss per share:

Net loss	$(22,868)

Net loss attributable to redeemable noncontrolling interests	(16,515)

Net loss attributable to common stockholders	$(6,353)

Denominator for earnings (loss) per share:

Weighted-average common shares outstanding	5,223

Denominator for basic loss per share	5,223

Weighted-average unvested restricted stock units	—

Denominator for diluted earnings per share	5,223

Earnings (loss) per weighted average common share:

Basic	$(1.22)

Diluted	$(1.22)